UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21669

Cohen & Steers VIF Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS VIF REALTY FUND, INC.

Schedule of Investments

September 30, 2006 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 98.6%
DIVERSIFIED 6.9%
Colonial Properties Trust	700	$33,467
Cousins Properties	2,500	85,525
Crescent Real Estate Equities Co.	2,700	58,887
Vornado Realty Trust	7,384	804,856
		982,735
HEALTH CARE 1.8%
Nationwide Health Properties	2,100	56,154
Ventas	5,057	194,897
		251,051
HOTEL 9.1%
Hilton Hotels Corp.	10,800	300,780
Host Hotels & Resorts	26,025	596,754
Starwood Hotels & Resorts Worldwide	4,838	276,685
Strategic Hotels & Resorts	6,700	133,196
		1,307,415
INDUSTRIAL 5.4%
AMB Property Corp.	4,566	251,632
ProLogis	9,136	521,300
		772,932
OFFICE 25.6%
Alexandria Real Estate Equities	3,100	290,780
BioMed Realty Trust	6,600	200,244
Boston Properties	5,319	549,666
Brandywine Realty Trust	700	22,785
Brookfield Properties Corp.	15,506	547,672
Equity Office Properties Trust	25,699	1,021,792
Kilroy Realty Corp.	2,530	190,610
Mack-Cali Realty Corp.	4,346	225,123
Maguire Properties	4,900	199,626
Reckson Associates Realty Corp.	4,700	201,160
SL Green Realty Corp.	1,982	221,389
		3,670,847

1

	Number
	of Shares	Value
OFFICE/INDUSTRIAL 2.5%
EastGroup Properties	700	$34,902
Liberty Property Trust	6,800	324,972
		359,874
RESIDENTIAL 27.1%
APARTMENT 26.3%
Apartment Investment & Management Co.	8,621	469,069
Archstone-Smith Trust	11,926	649,251
AvalonBay Communities	6,247	752,139
BRE Properties	7,363	439,792
Camden Property Trust	2,200	167,222
Equity Residential	15,906	804,525
Essex Property Trust	2,200	267,080
GMH Communities Trust	2,800	35,336
Post Properties	4,056	192,741
		3,777,155
MANUFACTURED HOME 0.8%
Sun Communities	3,500	111,860
TOTAL RESIDENTIAL		3,889,015
SELF STORAGE 5.7%
Extra Space Storage	4,000	69,240
Public Storage	8,161	701,764
U-Store-It Trust	2,300	49,358
		820,362
SHOPPING CENTER 14.5%
COMMUNITY CENTER 4.5%
Developers Diversified Realty Corp.	2,202	122,784
Federal Realty Investment Trust	4,190	311,317
Inland Real Estate Corp.	1,700	29,784
Tanger Factory Outlet Centers	4,900	174,538
		638,423

2

	Number
	of Shares	Value

REGIONAL MALL 10.0%
CBL & Associates Properties	2,200	$92,202
General Growth Properties	4,808	229,101
Macerich Co.	4,014	306,509
Mills Corp.	2,736	45,718
Simon Property Group	7,643	692,609
Taubman Centers	1,485	65,964
		1,432,103
TOTAL SHOPPING CENTER		2,070,526
TOTAL COMMON STOCK (Identified cost—$11,872,542)		14,124,757

		Principal
		Amount
COMMERCIAL PAPER 4.2%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$602,931)		$603,000	602,931

TOTAL INVESTMENTS (Identified cost—$12,475,473)	102.8%		14,727,688
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.8)%		(394,636)

NET ASSETS (Equivalent to $14.54 per share based on 985,740 shares of common stock outstanding)	100.0%		$14,333,052

Note: Percentages indicated are based on the net assets of the fund.

3

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS VIF REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: November 20, 2006